Income Taxes - Additional Information (Details) $ / shares in Units, ₨ in Millions, $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 USD ($) $ / shares
Income Taxes [Line Items]
Income tax expense provision				$ 45		$ 23		$ 47
Applicable tax rate				34.61%	34.61%	34.61%	34.61%	34.61%
Tax reforms impact on deferred tax liabilities				$ 24
Current tax charge (credit)				2		$ (1)
Reversal of deferred tax liability on account of IFRS 9						1
Tax impact on above				$ 2		(2)
Tax reduction period				5 years	5 years
Tax effect due to non-taxable income for Indian tax purposes				$ 321		$ 295		$ 268
Basic and diluted weighted average number of equity shares | $ / shares				$ 0.14		$ 0.13		$ 0.12
Dividends received from owned subsidiary				$ 130
Deferred income tax liabilities not recognized amount of temporary differences	$ 774			774		$ 819
Deferred income tax assets, not recognized on accumulated losses	297			297		303
Group
Income Taxes [Line Items]
Income tax on dividend from subsidiary				27
Income tax claims not acknowledged as debt				467	₨ 30,410
Group | Indian Income Tax Authorities
Income Taxes [Line Items]
Income tax claims not acknowledged as debt						984	₨ 63,780
Amount paid to statutory authority				1,003	₨ 65,400	$ 722	₨ 46,820
Other Income
Income Taxes [Line Items]
Interest on income tax refund				$ 41
First Five Year
Income Taxes [Line Items]
Percentage of tax reduction				100.00%	100.00%
Second Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction				50.00%	50.00%
Third Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction				50.00%	50.00%
UNITED STATES
Income Taxes [Line Items]
Deferred tax liability	$ 7			$ 7
Applicable tax rate	21.00%		35.00%
Tax reforms impact on deferred tax liabilities				$ 24
Branch profit tax				15.00%	15.00%
Branch net assets	$ 772			$ 772
Deferred tax liabililty for branch profit tax	$ 25			25
Credit amount to branch profit tax				24
Reversed amount of branch profit tax				8
Advanced Pricing Agreement
Income Taxes [Line Items]
Income tax expense provision		$ 225
Reversal of current tax expense		253
Deferred tax assets		21	$ 21
Deferred tax liability		7	$ 7
Expects to income tax to be paid		$ 233
Amount paid				$ 138